PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2011	2012
Advances to suppliers	$5,733,241	$7,039,523
Prepaid expenses	11,188,313	5,067,824
Barter goods	5,463,771	4,355,479
Deposit for DMG Acquisition	4,000,000	4,000,000
Other deposits	2,697,970	1,066,166
Other current assets	5,194,858	5,278,902
	$34,278,153	$26,807,894

Advances to suppliers mainly represent prepayment for media costs.  Other deposits mainly represent deposits for media cost agreements that will expire within one year.